Short-term bank loans and other debt (Tables)	12 Months Ended
Dec. 31, 2016
Short-term bank loans and other debt [Abstract]
Schedule of Short-Term Loans
	December 31,	December 31,
	2015	2016
	US$	US$
Loan from The Bank of East Asia
Due June 2, 2016, at 2.00% plus 3 month LIBOR(1)	9,675,655	-
Due August 16, 2016, at 1.40% plus 3 month LIBOR(1)	20,000,000	-
Due August 31, 2016, at 1.40% plus 3 month LIBOR(1)	9,700,000	-
Due September 20, 2016, at 1.40% plus 3 month LIBOR(1)	2,220,000	-
Due October 27, 2016, at 1.40% plus 3 month LIBOR(2)	13,250,000	-
Due November 18, 2016, at 1.25% plus 3 month LIBOR(2)	14,958,974	-
Due November 23, 2016, at 1.25% plus 3 month LIBOR(3)	34,421,617	-
Due June 2, 2017, at 1.1% plus 3 month LIBOR(3)	-	34,421,617

	104,226,246	34,421,617

Loan from Bank of China Tokyo Branch
Due July 21, 2016, at 1.2% per annum(2)	30,000,000	-
Due September 26, 2016, at 1.55% per annum(2)	13,000,000	-
Due October 11, 2016, at 1.55% per annum(2)	20,000,000	-

	63,000,000	-

Loan from Industrial and Commercial Bank of China (Asia) Limited (“ICBC (Asia)”)
Due May 18, 2016, at 2% plus 3 month LIBOR(2)	10,000,000	-
Due October 5, 2016, at 1.6% plus 3 month LIBOR(2)	20,000,000	-

	30,000,000	-

Loan from Industrial and Commercial Bank of China (Thai) Public Company Limited (“ICBC (Thai)”)
Due September 21, 2016, at 1.7% plus 3 month LIBOR(2)	25,000,000	-

Loan from Ping’an Real estate Co., Ltd.
Due April 20, 2017, at 6.00% per annum(4)	-	43,246,360

Loan from Huarong International Trust Co., Ltd.
Due September 30, 2017, at 8.30% per annum(5)	-	100,908,174

Total short-term bank loans and other debt	222,226,246	178,576,151

(1)
Pursuant to the new due dates of these loans after amendment, these four loans are classified as long term loans on the consolidated balance sheets as of December 31, 2016. The Company accounted for the amendments, which did not result in a debt extinguishment pursuant to ASC 470-50, Debt – Modifications and Exchanges. These loans were secured by restricted cash of US$43,276,457 as of December 31, 2015.

(2)	These loans were paid in full during 2016.

(3)
The loan contract with the Bank of East Asia was amended to extend the maturity date of the loan. The Company accounted for the amendments, which did not result in a debt extinguishment pursuant to ASC 470-50, Debt – Modifications and Exchanges. Pursuant to the amended loan contract, this loan is denominated in US$ and is secured by restricted cash of US$ 36,471,097 (December 31, 2015: US$35,878,403).

(4)	Pursuant to the agreements with Ping’an Real Estate Co., Ltd., this other short-term debt is secured by the Group’s 51% equity interest of Zhengzhou Xinnan.

(5)
Pursuant to the agreements with Huarong International Trust Co., Ltd, this other short-term debt is secured by the Group’s 65.98% equity interest of Shaanxi Zhongmao and the Group’s land use rights with net book value of US$ 24,975,886 (December 31, 2015: nil) and Group’s real estate properties under development with net book value of US$27,560,029 (December 31, 2015: nil).